Changes in the Company structure - Main acquisitions and divestments (Details)	1 Months Ended
Jan. 31, 2021 GW
Adani Green Energy Limited (AGEL)
Main acquisitions and divestments
Percentage of interest acquired	20.00%
Adani Green Energy Limited (AGEL)
Main acquisitions and divestments
Operating, under-construction and awarded renewable power projects held	14.6